Fair Value Measurements - Schedule of Financial Assets and Liabilities by Level within the Fair Value Hierarchy (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Total liabilities	$ 14,594,214	$ 10,734,481
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	14,594,214	10,734,481
Note Payable [Member]
Liabilities:
Total liabilities	2,496,388	3,323,407
Note Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
Note Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	2,496,388	3,323,407
CCS Note [Member]
Liabilities:
Total liabilities	5,301,235	5,220,666
CCS Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
CCS Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
CCS Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	5,301,235	5,220,666
Public Warrants [Member]
Liabilities:
Total liabilities	3,415,500	483,000
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	3,415,500	483,000
Private Placement Warrants [Member]
Liabilities:
Total liabilities	1,900,800	268,800
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	1,900,800	268,800
Loan Payable To Related Party Polar [Member]
Liabilities:
Total liabilities	1,480,291	1,438,609
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	$ 1,480,291	$ 1,438,609